Subsequent Events (Details Narrative) (10-K)									2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 17, 2020 $ / shares shares	Feb. 19, 2020 USD ($) d	Feb. 04, 2020 USD ($) $ / shares shares	Feb. 03, 2020 $ / shares shares	Jan. 30, 2020 USD ($) $ / shares shares	Jan. 21, 2020 $ / shares shares	Jan. 08, 2020 USD ($) d	Oct. 09, 2018 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2018 shares	Dec. 31, 2019 USD ($)	Sep. 30, 2019 $ / shares	Dec. 31, 2018 USD ($)
Stock issued for settlement of note payable | shares								884,195					26,054,672
Stock issued price per shares | $ / shares					$ 0.02	$ 0.03		$ 0.04
Stock issued for settlement of note payable, value					$ 36,500			$ 35,367
Accrued interest									$ 320,570	$ 320,570				$ 607,736		$ 466,425
Number of stock issued shares | shares						300,000,000
Series D Preferred Stock [Member]
Stock issued for settlement of note payable | shares												800
Stock issued price per shares | $ / shares												$ 0.015			$ 0.015
Stock issued for settlement of note payable, value												$ 60,000
Subsequent Event [Member]
Convertible note payable		$ 53,000					$ 103,000
Debt instrument maturity date		Feb. 19, 2021					Jan. 08, 2021
Debt interest rate		12.00%					12.00%
Debt instrument conversion rate		0.65					0.65
Debt instrument trading days | d		15					15
Stock issued for settlement of note payable | shares					1,700,000
Stock issued price per shares | $ / shares					$ 0.02
Stock issued for settlement of note payable, value					$ 36,500
Accrued interest					19,721
Gain on settlement of note payable					$ 22,221
Number of stock issued shares | shares			2,000,000			300,000,000			1,700,000	22,221
Subsequent Event [Member] | Series D Preferred Stock [Member]
Stock issued price per shares | $ / shares			$ 0.04
Conversion of preferred stock issued | shares			2,000,000
Conversion of preferred stock issued, value			$ 800
Subsequent Event [Member] | Reg A offering [Member]
Stock issued price per shares | $ / shares	$ 0.03			$ 0.03
Number of stock issued shares | shares	833,333			3,690,000